SBA Loan (Details Narrative) - Small Business Administration - USD ($)	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Proceeds from Debt		$ 45,000
Other income	$ 45,000
Loan balances oustanding	$ 0
Interest rate		1.00%